Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Parenthetical)	12 Months Ended
	Dec. 31, 2023 USD ($) shares
Accrued expenses | $	$ 1,000,000	[1]
Greentree Financia Group Inc. [Member]
Issuance of common share acquired	200,000
Greentree Financia Group Inc. [Member] | Greentree [Member]
Accrued expenses | $	$ 1,000,000
Common Stock [Member]
Issuance shares of common stock to directors and officers	300,000	[2]
Issuance of common share acquired	200,000	[2]
Accrued expenses | $		[1],[2],[3]
Common Stock [Member] | Jupiter Wellness Acquisition Corp [Member]
Issuance shares of common stock to directors and officers	300,000

[1]	Issuance of 200,000 shares of Chijet Motor Ordinary Shares to Greentree due to the conversion of Shandong Baoya’s accrued expenses of $1,000,000 pursuant to the financial consulting agreements with Greentree as discussed in Note 1(b).
[2]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reverse recapitalization that is discussed in Note 1(b).
[3]	Less than $1000.